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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   JUNE 30, 2002
                                                ---------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ JOSEPH A. BUCCI             COBLESKILL, NY       JULY 18, 2002
    ----------------------------    -------------------- -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                  0
                                          --------------------------
 Form 13F Information Table Entry Total:            69
                                          --------------------------
 Form 13F Information Table Value Total:       889,606
                                           --------------------------
                                            (thousands)

 List of Other Included Managers:

     NONE

                           FORM 13F INFORMATION TABLE
                                  JUNE 30, 2002


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABM Industries Inc.            COM              000957100      644    37100 SH       SOLE                    37100
ADC Telecom                    COM              000886101     5606  2448050 SH       SOLE                  2448050
Advent Software, Inc.          COM              007974108    13714   533631 SH       SOLE                   533631
Allied Capital Corp.           COM              01903Q108    40468  1786666 SH       SOLE                  1786666
American Express Co.           COM              025816109     2141    58953 SH       SOLE                    58953
American Power Conv            COM              029066107    11237   889695 SH       SOLE                   889695
Banknorth Group, Inc.          COM              06646R107    22283   856368 SH       SOLE                   856368
Berkshire Hathaway A           COM              084670108    22445      336 SH       SOLE                      336
Berkshire Hathaway B           COM              084670207     5724     2562 SH       SOLE                     2562
Brown & Brown Inc.             COM              115236101    38716  1229090 SH       SOLE                  1229090
C Cor.Net Corp                 COM              125010108     6343   906210 SH       SOLE                   906210
CSS Industries Inc             COM              125906107     9939   279972 SH       SOLE                   279972
Citigroup Inc.                 COM              172967101     1190    30715 SH       SOLE                    30715
Cognex Corporation             COM              192422103     2976   148450 SH       SOLE                   148450
Commonwealth Tel.              COM              203349105    15382   382250 SH       SOLE                   382250
Conmed Corp                    COM              207410101    19665   880634 SH       SOLE                   880634
Cotton Sts Life Ins Co         COM              221774102      123    12187 SH       SOLE                    12187
Courier Corp                   COM              222660102      919    23000 SH       SOLE                    23000
Ethan Allen Interiors          COM              297602104    12306   353125 SH       SOLE                   353125
Exxon Mobil Corp               COM              30231G102      226     5529 SH       SOLE                     5529
Franklin Resources             COM              354613101    13664   320444 SH       SOLE                   320444
General Electric Co            COM              369604103      763    26262 SH       SOLE                    26262
H&R Block Inc.                 COM              093671105    22038   477540 SH       SOLE                   477540
Hickory Tech Corp              COM              429060106     7997   533110 SH       SOLE                   533110
Hudson River Bancorp           COM              444128102      384    14209 SH       SOLE                    14209
Idex Corporation               COM              45167R104    25170   751349 SH       SOLE                   751349
Int'l Speedway                 COM              460335201    20309   506465 SH       SOLE                   506465
International Bus Mach         COM              459200101      516     7171 SH       SOLE                     7171
John Wiley & Sons              COM              968223206    16020   668050 SH       SOLE                   668050
Johnson & Johnson              COM              478160104      297     5676 SH       SOLE                     5676
Jones Apparel Group            COM              480074103     9683   258200 SH       SOLE                   258200
Kaydon Corp                    COM              486587108    39967  1692799 SH       SOLE                  1692799
Landauer Inc                   COM              51476K103     3337    85950 SH       SOLE                    85950
Littlefuse Inc.                COM              537008104    12024   519860 SH       SOLE                   519860
M & T Bank Corp                COM              55261F104    18715   218225 SH       SOLE                   218225
Markel Corp                    COM              570535104    18559    94207 SH       SOLE                    94207
Martin Marietta Mat            COM              573284106    26179   671263 SH       SOLE                   671263
McGrath Rentcorp               COM              580589109      998    38501 SH       SOLE                    38501
Meredith Corp                  COM              589433101    16195   422300 SH       SOLE                   422300
Microsoft Corp                 COM              594918104      202     3684 SH       SOLE                     3684
Mocon Inc Com                  COM              607494101     3936   432499 SH       SOLE                   432499
NBT Bancorp Inc.               COM              628778102      494    27353 SH       SOLE                    27353
New England Bus                COM              643872104    32492  1292447 SH       SOLE                  1292447
New Plan Excel Realty          COM              648053106      620    29775 SH       SOLE                    29775
North Fork Bancorp             COM              659424105    14218   357150 SH       SOLE                   357150
Oneida Ltd Com                 COM              682505102      236    12337 SH       SOLE                    12337
Protective Life Corp.          COM              743674103    28221   852589 SH       SOLE                   852589
Regal Beloit Corp.             COM              758750103    13153   541048 SH       SOLE                   541048
Renal Care Group Inc.          COM              759930100     4841   155400 SH       SOLE                   155400
Reynolds & Reynolds            COM              761695105    33511  1198950 SH       SOLE                  1198950
Ross Stores Inc.               COM              778296103    21307   522875 SH       SOLE                   522875
SCP Pool Corporation           COM              784028102     1457    52500 SH       SOLE                    52500
Scientific Atlanta Inc         COM              808655104     1481    90001 SH       SOLE                    90001
Servicemaster Co.              COM              81760N109    32284  2353075 SH       SOLE                  2353075
Six Flags, Inc.                COM              83001P109     7991   553000 SH       SOLE                   553000
SouthTrust Corporation         COM              844730101    14517   555775 SH       SOLE                   555775
Tennant Co.                    COM              880345103    15690   396200 SH       SOLE                   396200
Trustco Bank Corp              COM              898349105    22945  1742200 SH       SOLE                  1742200
US Bancorp                     COM              902973304      247    10571 SH       SOLE                    10571
Vulcan Materials               COM              929160109    23876   545115 SH       SOLE                   545115
Waddell & Reed Finl            COM              930059100     7666   334477 SH       SOLE                   334477
Watson Pharmaceuticals         COM              942683103    16486   652412 SH       SOLE                   652412
White Mtns Insurance           COM              G9618E107    59569   188213 SH       SOLE                   188213
Whole Foods Mkt Inc.           COM              966837106     5690   118000 SH       SOLE                   118000
WorldCom Inc - WorldCom Group  COM              98157d106       11    12750 SH       SOLE                    12750
Yum Brands                     COM              895953107    12605   430950 SH       SOLE                   430950
Zebra Technologies A           COM              989207105    22844   473735 SH       SOLE                   473735
Cedar Fair L.P.                LP               150185106     4886   205650 SH       SOLE                   205650
Six Flags Inc Pref             PFD              83001p505     1268    54900 SH       SOLE                    54900